ADVANCES FROM THE FHLB (Tables)	12 Months Ended
Dec. 31, 2013
Federal Home Loan Banks [Abstract]
Advances from FHLB Outstanding

Advances from the FHLB outstanding as of December 31, 2013 and 2012, incur interest and have contractual repayments as follows (dollars in thousands):

	2013 Balance	Range of Contractual Interest Rates	2012 Balance	Range of Contractual Interest Rates
Repayable during the years ending December 31,
2013	$—	—	$4,000	3.85%
2014	432,015	0.20%-3.77%	270,000	0.80%-3.77%

Total contractual outstanding	432,015		274,000
Deferred prepayment penalty	(1,187)		(2,770)
Fair value adjustment	185		412

Balance as of December 31,	$431,013		$271,642